Label	Element	Value
iMGP SBH Focused Small Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iMGP SBH Focused Small Value Fund Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The iMGP SBH Focused Small Value Fund (the “SBH Focused Small Value Fund”) seeks long-term growth of capital; that is, the increase in the value of your investment over the long term.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the SBH Focused Small Value Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the SBH Focused Small Value Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The SBH Focused Small Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the SBH Focused Small Value Fund are held in a taxable account as compared to shares in investment companies that hold investments for a longer period. These costs, which are not reflected in annual fund operating expenses or in the example, affect the SBH Focused Small Value Fund’s performance. During the most recent fiscal year, the SBH Focused Small Value Fund’s portfolio turnover rate was 35.50%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.50%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the SBH Focused Small Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the SBH Focused Small Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the SBH Focused Small Value Fund’s operating expenses remain the same. The cost for the SBH Focused Small Value Fund reflects the net expenses of the SBH Focused Small Value Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The SBH Focused Small Value Fund invests in the securities of smaller companies that the sub-advisor to the Fund (the “manager” or “sub-advisor”) believes have strong appreciation potential. The Advisor believes that giving highly disciplined managers latitude in the types of stocks they can own can confer an advantage over managers who are more tightly constrained to an arbitrary “style box.” This belief underlays the premise of the SBH Focused Small Value Fund to give its sub-advisor broad flexibility but limit the sub-advisor to its highest-conviction ideas. The Advisor is responsible for recommending which sub-advisors to hire or remove. Before hiring a sub-advisor, the Advisor performs extensive due diligence. This includes quantitative and qualitative analysis, including (but not limited to) an evaluation of the investment process, the consistency of its execution and discipline; individual holdings; strategies employed, past mistakes, risk controls, team depth and quality; operations and compliance; and business focus and vision. The Advisor’s evaluation process includes review of literature and documents, quantitative historical performance evaluation, extensive discussions with members of the investment team and firm management and background checks through industry contacts.
Under normal market conditions, the SBH Focused Small Value Fund’s portfolio is typically composed of between 20 and 40 stocks. Under normal market conditions, the SBH Focused Small Value Fund invests at least 80% of its net assets, in securities of small-sized U.S. value companies, as measured by market capitalization at the time of acquisition. The SBH Focused Small Value Fund may focus its investments in certain sectors – including, but not limited to, the financial and industrial sectors –from time to time as a result of the implementation of the SBH Focused Small Value Fund’s investment strategy by the manager.
The manager may invest up to 15% of the SBH Focused Small Value Fund’s net assets in the securities of foreign companies, including those located in emerging markets. iM Global defines an emerging market country as any country that is included in the MSCI Emerging Markets Index.
By executing its investment strategy, the SBH Focused Small Value Fund seeks to:
•	leverage the efforts of an experienced, high quality manager;
•	access the highest conviction stock-picking ideas of the manager at any point in time; and
•	deliver a portfolio that is prudently diversified in terms of stocks (typically 20 to 40) and industries while still allowing the manager to focus on only its highest conviction stocks.
iM Global defines a “small company” as one whose market capitalization falls below the market capitalization of the largest company in the MSCI USA Small Cap Value Index, which, as of March 31, 2023, was $11.1 billion. The MSCI USA Small Cap Value Index captures small cap securities exhibiting overall value style characteristics across the US equity markets. The companies in the MSCI USA Small Cap Value Index had market capitalizations averaging $1.6 billion as of 3/31/23. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value companies include, but are not limited to, those companies in the Index.
Generally, a security may be sold: (1) if the manager believes the security’s market price exceeds the manager’s estimate of intrinsic value; (2) if the manager’s view of the business fundamentals or management of the underlying company changes; (3) if a more attractive investment opportunity is found; (4) if general market conditions trigger a change in the manager’s assessment criteria; or (5) for other portfolio management reasons. The SBH Focused Small Value Fund’s investment manager may trade its portfolio frequently.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investment in stocks exposes shareholders of the SBH Focused Small Value Fund to the risk of losing money if the value of the stocks held by the SBH Focused Small Value Fund declines during the period an investor owns shares in the SBH Focused Small Value Fund. An investment in the SBH Focused Small Value Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following risks could affect the value of your investment. Some or all of these risks may adversely affect the SBH Focused Small Value Fund’s net asset value per share, total return and/or ability to meet its objective.
•	Smaller Companies Risk. The SBH Focused Small Value Fund may invest a portion of its assets in the securities of small- and, at times, mid-sized companies. Securities of small-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because small companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.
•	Market Risk. The value of the SBH Focused Small Value Fund’s shares will fluctuate based on the performance of the SBH Focused Small Value Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for the SBH Focused Small Value Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of the SBH Focused Small Value Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

•	Geopolitical Events Risk. The interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the SBH Focused Small Value Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on both the U.S. and global financial markets.
•	Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the manager, undervalued. The value of a security believed by the manager to be undervalued may never reach what is believed to be its full (intrinsic) value, or such security’s value may decrease.
•	Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.
•	Large Shareholder Purchase and Redemption Risk. The SBH Focused Small Value Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the SBH Focused Small Value Fund. Such large shareholder redemptions may cause the SBH Focused Small Value Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the SBH Focused Small Value Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the SBH Focused Small Value Fund’s performance to the extent that the SBH Focused Small Value Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the SBH Focused Small Value Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the SBH Focused Small Value Fund’s expense ratio.
•
Sector Weightings Risk. Although sector focus is not a principal strategy of the SBH Focused Small Value Fund, the SBH Focused Small Value Fund may from time to time emphasize investments in a particular sector as a result of the implementation of its principal investment strategies. To the extent that the SBH

Focused Small Value Fund emphasizes investments in a particular sector, the SBH Focused Small Value Fund has the potential to be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. By focusing its investments in a particular sector, the SBH Focused Small Value Fund may potentially face more risks than if it were diversified broadly over numerous sectors.
¡	Financial Sector Risk. The SBH Focused Small Value Fund may invest a portion of its assets in the financial services sector and, therefore, the performance of the SBH Focused Small Value Fund could be negatively impacted by events affecting this sector, including changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt and the availability and cost of capital.
¡	Industrial Sector Risk. The SBH Focused Small Value Fund may invest a portion of its assets in the industrial sector. Companies in the industrial sector could be affected by, among other things, government regulation, world events and global economic conditions, insurance costs, and labor relations issues.
•	Investment Selection Risk. The specific investments held in the SBH Focused Small Value Fund’s investment portfolio may underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.
•	Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the SBH Focused Small Value Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the SBH Focused Small Value Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the SBH Focused Small Value Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
•	Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s or sub-advisor’s control, including instances at third parties. The SBH Focused Small Value Fund, the Advisor and the sub-advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investment in stocks exposes shareholders of the SBH Focused Small Value Fund to the risk of losing money if the value of the stocks held by the SBH Focused Small Value Fund declines during the period an investor owns shares in the SBH Focused Small Value Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the SBH Focused Small Value Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the SBH Focused Small Value Fund. The bar chart shows changes in the performance of the SBH Focused Small Value Fund’s Institutional Class shares from year to year. The table below shows how the SBH Focused Small Value Fund’s average annual total returns of the Institutional Class for the 1-year and since inception periods compare to those of a broad-based market index and an index of peer group mutual funds. Past performance, before and after taxes, does not necessarily indicate how the SBH Focused Small Value Fund will perform in the future. Updated performance information is available on the SBH Focused Small Value Fund’s website at www.imgpfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the SBH Focused Small Value Fund. The bar chart shows changes in the performance of the SBH Focused Small Value Fund’s Institutional Class shares from year to year. The table below shows how the SBH Focused Small Value Fund’s average annual total returns of the Institutional Class for the 1-year and since inception periods compare to those of a broad-based market index and an index of peer group mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.imgpfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, does not necessarily indicate how the SBH Focused Small Value Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	SBH Focused Small Value Fund Institutional Class Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown above, the highest and lowest quarterly returns earned by the SBH Focused Small Value Fund were:

Highest:	17.55%	Quarter ended March 31, 2021
Lowest:	-15.88%	Quarter ended June 30, 2022

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2022)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective April 28, 2023, the SBH Focused Small Value Fund’s primary benchmark changed from the Russell 2000 Value Index to the MSCI USA Small Cap Value Index. The Adviser believes this benchmark more closely aligns with the investment objective of the Fund.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Effective April 28, 2023, the SBH Focused Small Value Fund’s primary benchmark changed from the Russell 2000 Value Index to the MSCI USA Small Cap Value Index. The Adviser believes this benchmark more closely aligns with the investment objective of the Fund.

iMGP SBH Focused Small Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[1]
One Year	rr_ExpenseExampleYear01	$ 117
Three Years	rr_ExpenseExampleYear03	460
Five Years	rr_ExpenseExampleYear05	845
Ten Years	rr_ExpenseExampleYear10	$ 1,927
2021	rr_AnnualReturn2021	19.66%
2022	rr_AnnualReturn2022	(13.39%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.88%)
One Year	rr_AverageAnnualReturnYear01	(13.39%)
Since Fund Inception	rr_AverageAnnualReturnSinceInception	12.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2020
iMGP SBH Focused Small Value Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(13.39%)
Since Fund Inception	rr_AverageAnnualReturnSinceInception	11.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2020
iMGP SBH Focused Small Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(7.93%)
Since Fund Inception	rr_AverageAnnualReturnSinceInception	9.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2020
iMGP SBH Focused Small Value Fund | MSCI USA Small Cap Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(10.36%)
Since Fund Inception	rr_AverageAnnualReturnSinceInception	18.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2020
iMGP SBH Focused Small Value Fund | Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(14.48%)
Since Fund Inception	rr_AverageAnnualReturnSinceInception	17.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2020
iMGP SBH Focused Small Value Fund | Morningstar US Small Value Category (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(10.42%)
Since Fund Inception	rr_AverageAnnualReturnSinceInception	19.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2020

[1]	iM Global Partner Fund Management, LLC, (formerly, Litman Gregory Fund Advisors, LLC) (“iM Global” or the “Advisor”), the advisor to the SBH Focused Small Value Fund, has contractually agreed to limit the SBH Focused Small Value Fund’s operating expenses (excluding any taxes, interest, brokerage commissions, borrowing costs, dividend expenses, acquired fund fees and expenses and extraordinary expenses) through April 30, 2024 to an annual rate of 1.15% for the Institutional Class (the “Operating Expense Limitation”). This agreement may be renewed for additional periods not exceeding one (1) year and may be terminated by the Board of Trustees (the “Board”) of Litman Gregory Funds Trust (the “Trust”) upon sixty (60) days’ written notice to iM Global. iM Global may also decline to renew this agreement by written notice to the Trust at least thirty (30) days before the renewal date. Pursuant to this agreement, iM Global may recoup reduced fees and expenses only within three (3) years from the end of the month in which the reimbursement took place, provided that the recoupment does not cause the Fund’s annual expense ratio to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment.